Revenues - Remaining Performance Obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Current	$ 3,132	$ 2,952	$ 3,042	$ 3,101	$ 3,476
Non-current	8,671	9,480	10,171	10,760	13,901
Total	$ 11,803	$ 12,432	$ 13,213	$ 13,861	$ 17,377